Filed with the Securities and Exchange Commission on November 7, 2019
Securities Act of 1933 File No. 333-168569
Investment Company Act of 1940 File No. 811-22447

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Pre-Effective Amendment No. __                                    [ ]
Post-Effective Amendment No. 118                                [X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 119                                        [X]
(Check Appropriate Box or Boxes)

EQUINOX FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
17645 Wright Street
Suite 200
Omaha, Nebraska 68130
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 837-0600

The Corporation Trust Company
Corporation Trust Center
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

Copies to:

John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[X]    immediately upon filing pursuant to paragraph (b)
[_]    on (date) pursuant to paragraph (b)
[_]    60 days after filing pursuant to paragraph (a)(1)
[_]    on (date) pursuant to paragraph (a)(1)
[_]    75 days after filing pursuant to paragraph (a)(2)
[_]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Equinox Funds Trust
Equinox IPM Systematic Macro Fund

This Post-Effective Amendment No. 118 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 116 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on October 25, 2019 (SEC Accession No. 0000894189-19-007096).

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Princeton, State of New Jersey on November 7, 2019.

EQUINOX FUNDS TRUST

By:    /s/ Robert J. Enck
Robert J. Enck, President and Principal
Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David P. DeMuth*	Trustee	November 7, 2019
David P. DeMuth

/s/ Kevin R. Green *	Trustee	November 7, 2019
Kevin R. Green

/s/ Jay Moorin*	Trustee	November 7, 2019
Jay Moorin

/s/ Robert J. Enck	Trustee, President and Principal Executive Officer	November 7, 2019
Robert J. Enck

/s/ Laura Latella	Treasurer, Principal Financial Officer and Secretary	November 7, 2019
Laura Latella

* By: /s/ Robert J. Enck
Robert J. Enck
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase